Basis of preparation and principal accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Basis of preparation and principal accounting policies
Basis of accounting

Basis of accounting

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making judgments about the carrying values of assets that are not apparent from other sources. Actual results may differ from these estimates. The consolidated financial statements are presented in United States Dollars and are rounded to the nearest $’000 unless otherwise indicated.

Significant estimates and significant judgements

Significant estimates

The most significant estimates relate to the valuation of capital provision assets at fair value through profit or loss, which are determined by the Group.

Fair values are determined on the specifics of each asset and will typically change upon an asset having a return entitlement or progressing in a manner that, in the Group’s judgment, would result in a third party being prepared to pay an amount different from the original sum invested for the Group’s rights in connection with the asset. Positive, material developments with respect to an asset will give rise to an increase in the fair value of an asset while adverse material developments will generally result in a reduction of the asset’s fair value. The quantum of change depends on the potential future stages of asset progression. The consequent effect when an adjustment is made is that the fair value of an asset with few remaining stages is adjusted closer to its predicted final outcome than one with many remaining stages.

In litigation matters, before a judgment is entered following trial or other adjudication, the key stages of any matter and their impact on fair value is substantially case specific but may include the motion to dismiss and the summary judgment stages. Following adjudication, appeals proceedings provide further opportunities to re-assess the fair value of an asset.

The estimation of fair value is inherently uncertain. Awards and settlements are hard to predict and often have a wide range of possible outcomes. Furthermore, there is much unpredictability in the actions of courts, litigants and defendants because of the large number of variables involved and consequent difficulty of predictive analysis. In addition, there is little activity in transacting assets and hence little relevant data for benchmarking the effect of asset progression on fair value, although the existence of the Group’s secondary market sales is a valuation input. Refer to note 21 for further details on the sensitivities of fair value.

There is a significant estimate required to support the recoverability of the deferred tax asset as it includes an amount relating to carried-forward US tax losses that can be utilized against future taxable profits of the Group’s US business. The estimation of the future taxable profits is based on the business plans and approved budgets for those entities that require the use of assumptions for expected returns on capital provision assets, the level of future business activity and the structuring of capital provision assets for tax efficiency. The tax losses can be carried forward indefinitely and have no expiration date. Refer to note 4 for further details on tax estimates.

There is a significant estimate required in testing goodwill for impairment. This includes the identification of independent cash-generating units (CGU) and the allocation of goodwill to these units based on which units are expected to benefit from the 2016 acquisition of Gerchen Keller Capital. Cash flow projections necessarily take into account changes in the market in which a business operates including the level of growth, competitive activity, and the impacts of regulatory change. Determining both the expected cash flows and the risk-adjusted interest rate appropriate to the CGUs requires the exercise of judgment. The estimation of cash flows is sensitive to the periods for which the projections are made and to assumptions regarding long-term sustainable cash flows. Refer to note 20 for further details on sensitivities of goodwill.

Significant judgments

In connection with investment funds and other related entities where the Group does not own 100% of the entity in question, the Group makes judgments about whether it is required to consolidate such entities by applying the factors set forth in the relevant accounting standards, including but not limited to the Group’s equity and economic ownership interest, the economic structures in use in the entity, the level of control the Group has as agent or principal over the entity through the entity’s structure or any relevant contractual agreements, and the rights of other investors. The Group has control over another entity when it has all of the following:

ª	Power over the relevant activities of the investee, for example through voting or other rights
ª	Exposure to, or rights to, variable returns from its involvement with the investee and
ª	The ability to affect those returns through its power over the investee

The assessment of control is based on the consideration of all facts and circumstances. The Group reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. The most significant judgments relate to the assessment of the Group’s exposure to, or rights to, variable returns in the BOF-C and Strategic Value funds. The Group has assessed that its economic interest in the income generated in the BOF-C fund and its investment as a limited partner in the Strategic Value fund, coupled with its power over the relevant activities as the fund manager, require the consolidation of these entities in the consolidated financial statements.

Non-controlling interests where the Group does not own 100% of a consolidated entity are classified as financial liabilities and recorded as third-party interest in consolidated entities on the consolidated statement of financial position when they contain an obligation to transfer a financial asset to another entity. Accordingly, third-party share of gains or losses relating to interest in consolidated entities is treated as a reduction or increase, respectively, of income on the consolidated statement of comprehensive income.

Basis of consolidation

Basis of consolidation

The consolidated financial statements comprise the financial statements of Burford Capital Limited and its Subsidiaries. All the Subsidiaries are consolidated in full from the date of acquisition.

The Subsidiaries’ accounting policies and financial year end are consistent with those of the Company. All intercompany transactions, balances and unrealized gains and losses on transactions between Group companies are eliminated in full.

Basis of preparation

Basis of preparation

The financial statements have been prepared on a going concern basis under the historical cost convention adjusted to take account of the revaluation of certain of the Group’s financial assets and liabilities to fair value.

The full extent to which the continuing Covid-19 pandemic may impact the Group’s results, operations or liquidity is uncertain. Since March 2020, the global economy has suffered considerable disruption due to the effects of the Covid-19 pandemic. The principal impacts on the Group during 2020 were a reduction in the origination of new capital provision assets and some delays in litigation proceedings. Management has given serious consideration to the consequences of this both for the litigation finance market in general and for the cashflows and asset values of the Group. In assessing the going concern basis of accounting, Management has considered ongoing compliance with applicable loan capital covenants and the year-end cash balances and forecast cash flows, especially those relating to operating expenses, finance costs and commitments to capital provision assets.

The Group is compliant with all covenants associated with its loan capital at December 31 2020, and at present the Group’s financial situation does not suggest that any of these covenants are close to being breached. Based on a stress test analysis related to the current economic situation, it is Management’s opinion that the circumstances that would give rise to a covenant breach are highly unlikely. The first repayment on the Group’s loan capital is not due until August 2022.

Management has performed a Covid-19 impact analysis on the Group’s liquidity position. This analysis has modelled a number of adverse scenarios to assess the potential impact that Covid-19 may have on the Group’s liquidity and incorporated relevant reverse stress test scenarios and any mitigations available to assess the stresses the Group has to endure before there is a liquidity concern. The mitigations considered include the ability to defer deployments on commitments to capital provision assets, liquidate or sell an interest in one or more of the Group’s capital provision assets and reduce the level of new commitments to capital provision assets in the current year. Having considered the likelihood of the events that could cause a liquidity event and the remedies available to the Group, Management is of the view that the Group is well positioned to manage such an eventuality satisfactorily.

Based on this information, Management believes that the Group has the ability to meet its financial obligations as they fall due for a period of at least twelve months from the date of approval of the financial statements. Accordingly, the financial statements have been prepared on a going concern basis.

New accounting pronouncement not yet effective

New accounting pronouncement not yet effective

The following amendments and issued standard, which are not yet effective, have not been adopted in these financial statements.

Effective date*
IFRS 17 insurance contracts	January 1, 2023
Reference to conceptual framework – amendments to IFRS 3	January 1, 2022
Amendments to IFRS 16 Covid-19 related rent concessions	June 1, 2020
Onerous contracts – costs of fulfilling a contract – amenments to IAS 37	January 1, 2020
* Annual periods beginning on or after this date

In May 2017, the IASB issued IFRS 17 Insurance Contracts, a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts that was issued in 2005. IFRS 17 applies to all types of insurance contracts (i.e., life, non-life, direct insurance and reinsurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. In June 2019, the IASB published an exposure draft of amendments to IFRS 17 in response to feedback received and, in June 2020, the IASB issued an amended standard. IFRS 17 incorporating the amendments is effective from annual periods beginning on or after January 1, 2023. The Group intends to adopt IFRS 17 on the effective date and is currently assessing the expected impact of adopting this standard which is not expected to be material to the Group.

The Group intends to adopt the other amendments noted above on the effective dates and does not expect to be affected by the application of those amendments.

Insurance activities

Insurance activities

The Group both (i) acts as an administrator in the sale of legal expenses insurance policies issued in the name of Great Lakes Reinsurance (UK) Plc, a subsidiary of MunichRe, under a binding authority agreement, and (ii) underwrites legal expenses insurance policies through its wholly owned subsidiary and Guernsey based insurer, Burford Worldwide Insurance Limited (BWIL).

(i) Insurance administrator

Income earned from acting as an insurance administrator represents commissions receivable, which are calculated based on the premium earned, net of reinsurance and Insurance Premium Tax, less an allowance for claims, sales commissions, fees and the other direct insurance related costs such as Financial Services Compensation Scheme Levy. The payment of premiums is often contingent on a case being won or settled and the Group recognizes the associated income only at this point, while a deduction is made for claims estimated to be paid on all policies in force. This income is separately identified as “Insurance administrator commission” included in note 11.

(ii) Insurance underwriting

Insurance policies written by BWIL are subject to contractual reinsurance arrangements that transfer a significant portion of the insurance risk to the reinsurers with BWIL retaining a portion of the insurance risk of each contract. Contracts are typically written with an upfront premium payable and may also include a conditional premium. The payment of conditional premiums is often contingent on a case being won or settled and the Group recognizes the associated conditional premium amount only at this point.

Gross premiums written

Premiums written relate to insurance business incepted during the year. Full account is taken of premiums receivable and reinsurance premiums payable during the year.

Unearned premiums

Unearned premiums represent the proportion of premiums written in the year that relate to unexpired terms of policies in force as at the statement of financial reporting date, calculated on a time apportionment basis.

Claims reserving

Claims reserving

Provision is made for all outstanding loss reserves as notified by the insured. Provision is made for claims incurred but not reported based on previous claims experience. Neither provision is calculated on a discounted basis to take account of the period from incurring the loss to settlement thereof, as permitted by IFRS 4 Insurance Contracts.

Claims reserves comprise provision for the estimated cost of settling all claims incurred up to but not paid at the year end.

The level of the provision is set on the basis of the information available, including potential loss claims which have been intimated to the Group, experience of the development of similar claims and case law. While the directors consider that the provision for these claims is fairly stated on the basis of the information currently available to them, the ultimate liability may vary as a result of subsequent information and events and may result in adjustments to the amount provided. Adjustments to the amounts provided are reflected in the financial statements in the accounting period in which the adjustments are made.

Claims paid	Claims paid Claims are recorded in the year in which they are incurred.
Leases

Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. In calculating the present value, the Group uses its incremental borrowing rate at the lease commencement date as the interest rate implicit in the lease is not readily determinable.

Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the consolidated statement of comprehensive income over the period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. The right-of-use asset and associated lease liability is derecognized on the termination of a lease contract.

The Group has applied the relief options provided for leases of low-value assets and short-term leases (shorter than twelve months). Right-of-use assets are included within tangible fixed assets in the consolidated statement of financial position.

Shares held in employee benefit trust

Shares held in employee benefit trust

Burford’s own shares in the employee benefit trust are held for the purposes of employee equity-based compensation schemes. These own shares are deducted from shareholder’s equity. No gain or loss is recognized on the purchase, sale, cancellation or issue of own shares and any consideration paid or received is recognized directly in equity.

Asset management income

Asset management income

Asset management income is derived from the governing agreements in place with various investment funds under management. The rate or amount at which fees are charged, the basis on which such fees are calculated and the timing of payment vary across funds and, as to a particular fund, may also vary across investment options available to underlying investors in or members of the investment fund. Management fees are generally based on an agreed percentage of investor fund commitments, amounts committed or deployed depending on the fund agreements. Management fees are recognized over time as the services are provided. Performance fees are earned when contractually agreed performance levels are exceeded within specified performance measurement periods. They are recognized when a reliable estimate of the fee can be made and it is highly probable that a significant revenue reversal will not occur, which is generally at the end of the performance period.

Segment reporting

Segment reporting

Management considers that there are three operating business segments: (i) Capital provision: provision of capital to the legal industry or in connection with legal matters, both directly and through investment in the Group’s managed funds, (ii) Asset management, (iii) Services and other corporate: the provision of services to the legal industry, including litigation insurance and asset recovery (judgment enforcement) and other corporate activities.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred and included in the consolidated statement of comprehensive income. When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes in the fair value of contingent consideration classified as an asset or liability are reflected in the consolidated statement of comprehensive income. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity.

Goodwill

Goodwill

Goodwill arises on the acquisition of subsidiaries and represents the excess of the purchase consideration over the fair value of the Group’s share of the assets acquired and the liabilities assumed on the date of the acquisition. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purposes of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s CGU’s that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Intangible asset

Intangible asset

The intangible is recognized at fair value when acquired as part of a business combination. It represents the future cash flows of asset management income recognized in accordance with the Group’s policy for the recognition of asset management income. This intangible is amortized to the income statement on a straight line basis over the period revenue is expected to be earned.

Impairment of non-financial assets

Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

Impairment losses are recognized in the consolidated statement of comprehensive income.

Financial instruments

Financial instruments

The Group classifies its financial instruments into the categories below in accordance with IFRS 9.

1) Capital provision assets

Capital provision assets relate to the provision of capital to the legal industry or in connection with legal matters. The Group takes positions in assets where legal and regulatory risk can affect asset value, either through direct litigation or through other dynamics relating to that risk. Capital provision assets are comprised of financial assets held at fair value through profit or loss, as the contractual terms of the financial assets do not give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. Capital provision assets are initially measured at fair value, which is the sum of capital provided. Attributable due diligence and closing costs are expensed.

Recognition, derecognition and measurement

Recognition, derecognition and measurement

Purchases and sales of assets at fair value through profit or loss are generally recognized on the trade date, being the date on which the Group disburses funds in connection with the asset (or becomes contractually committed to pay a fixed amount on a certain date, if earlier). In some cases, multiple disbursements occur over time. Capital provision assets are initially measured at fair value which is the sum of capital provided. An asset that is renegotiated is derecognized if the existing agreement is canceled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified, such that the renegotiated asset is substantially a different financial instrument.

Movements in fair value on capital provision assets, excluding the movements in foreign currencies which are included in foreign exchange gains/(losses), are included within capital provision income in the consolidated statement of comprehensive income. Capital provision income can also consist of interest that is accrued or received on capital provision assets.

2) Financial assets and liabilities at amortized cost

Financial assets and liabilities held at amortized cost include loan capital, other assets, other liabilities, due to/from broker and amounts due from settlement of capital provision assets. The financial assets meet the contractual cash flow test, as these cash flows comprise solely payments of principal and interest and are held in a business model to receive those contractual cash flows. Financial assets and liabilities are initially measured at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment for non-recoverable amounts calculated using an expected credit loss model for financial assets.

3) Cash management assets

Assets acquired for the purpose of cash management to generate returns on cash balances awaiting subsequent deployment are managed and evaluated on a fair value basis at the time of acquisition. Their initial fair value is the cost incurred at their acquisition. Transaction costs incurred are expensed in the consolidated statement of comprehensive income.

Cash management assets at fair value through profit or loss are recorded on the trade date, and those held at the year end date are valued at bid price.

Listed interest-bearing debt securities are valued at their quoted bid price. Interest earned on these assets is recognized on an accrual basis. Listed corporate bond funds are valued at their quoted bid price. Unlisted managed funds are valued at the Net Asset Value per share published by the administrator of those funds as it is the price at which they could have been realized at the reporting date.

Movements in fair value and realized gains and losses on disposal or maturity of cash management assets, including interest income, are reflected in cash management income and bank interest in the consolidated statement of comprehensive income.

4) Derivative financial assets and liabilities

Options are held for the purpose of hedging gains and losses attributable to long equity positions held within capital provision. Derivative assets and liabilities are classified as fair value through profit or loss, and movements in fair value are included within capital provision income in the consolidated statement of comprehensive income.

5) Financial liabilities at fair value through profit or loss

Equity securities are held for the purpose of hedging offsetting gains and losses attributable to long equity positions held within capital provision assets and are classified as held for trading, as they are generally held in the near-term to hedge that exposure. Movements in fair value on financial liabilities at fair value through profit or loss and transaction costs incurred are included within capital provision income in the consolidated statement of comprehensive income.

6) Asset subparticipations

Asset subparticipations are classified as financial liabilities at fair value through profit or loss and are initially recorded at the fair value of proceeds received. They are subsequently measured at fair value with changes in fair value being recorded in capital provision income in the consolidated statement of comprehensive income.

7) Third-party interests in consolidated entities

Third-party interests in consolidated entities are classified as financial liabilities at fair value through profit or loss, as the underlying arrangements contain an obligation to transfer cash or other financial asset to the holder in certain circumstances. Amounts included in the consolidated statement of financial position represent the net asset value of the third-parties’ interest in each entity and the amounts included in the consolidated statement of comprehensive income represent the third-parties’ share of any gains or losses for the year.

Fair value hierarchy of financial instruments

Fair value hierarchy of financial instruments

The financial assets and liabilities measured at fair value are disclosed using a fair value hierarchy that reflects the significance of the inputs used in making the fair value measurements, as follows:

Level 1	—	Quoted prices in active markets for identical assets or liabilities;
Level 2	—	Those involving inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices);
Level 3	—	Those inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Valuation methodology for Level 1 investments

Level 1 assets and liabilities are comprised of listed instruments, including equities, fixed income securities, investment funds and financial liabilities at fair value through profit or loss. All Level 1 assets and liabilities are valued at the quoted market price as of the reporting date.

Valuation methodology for Level 2 investments

Level 2 assets are comprised of debt and equity securities that are not actively traded and are valued at the last quoted or traded price as of the reporting date, provided there is evidence that the price is not assessed as significantly stale so as to warrant a Level 3 classification.

Valuation processes for Level 3 investments

The Group’s senior professionals are responsible for developing the policies and procedures for fair value measurement of assets and liabilities. At each reporting date, the movements in the values of assets and liabilities are required to be reassessed as per the Group’s accounting policies. Following origination, each asset’s valuation is reviewed semi-annually. For this analysis, the reasonableness of material estimates and assumptions underlying the valuation are discussed and the major inputs applied are verified by agreeing the information in the valuation computation to contracts, asset status and progress information and other relevant documents.

Valuation methodology for Level 3 investments

Fair value represents the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants as of the measurement date.

The methods and procedures to fair value assets and liabilities may include, but are not limited to: (i) obtaining information provided by third-parties when available; (ii) obtaining valuation-related information from the issuers or counterparties (or their advisors); (iii) performing comparisons of comparable or similar assets; (iv) calculating the present value of future cash flows; (v) assessing other analytical data and information relating to the asset that is an indication of value; (vi) reviewing the amounts funded in these assets; (vii) evaluating financial information provided by the asset counterparties and (viii) entering into a market transaction with an arm’s-length party.

The material estimates and assumptions used in the analyses of fair value include the status and risk profile of the risks underlying the asset, the timing and expected amount of cash flows based on the asset structure and agreement, the appropriateness of discount rates used, if any, and in some cases, the timing of, and estimated minimum proceeds from, a favorable outcome. Significant judgment and estimation goes into the assumptions which underlie the analyses, and the actual values realized with respect to assets could be materially different from values obtained based on the use of those estimates.

Valuation policy on capital provision assets

The Group operates under a valuation policy that relies on objective events to drive valuation changes. For the vast majority of our capital provision assets, the objective events considered under the valuation policy relate to the litigation process. When the objective event in question is a court ruling, the Group discounts the potential impact of that ruling, commensurate with the remaining litigation risk. The policy assigns valuation changes in fixed ranges based on, among other things:

ª	a significant positive ruling or other objective event but where there is not yet a trial court judgment
ª	a favorable trial court judgment
ª	a favorable judgment on the first appeal
ª	the exhaustion of as-of-right appeals
ª	in arbitration cases, where there are limited opportunities for appeal, issuance of a tribunal award and
ª	an objective negative event at various stages in a litigation

In a small number of instances, the Group has the benefit of a secondary sale of a portion of an asset. When that occurs, the market evidence is factored into the valuation process; the more robust the market testing of value is, the more weight that is accorded to the market price.

Foreign currency translation

Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company, as determined in accordance with IFRS, is the United States Dollar (US Dollar), because this is the currency that best reflects the economic substance of the underlying events and circumstances of the Company. The consolidated financial statements are presented in US Dollars, the presentation currency.

Certain subsidiaries operate and prepare financial statements denominated in Sterling. For the purposes of preparing consolidated financial statements, those subsidiaries’ assets and liabilities are translated at exchange rates prevailing at each balance sheet date. Income and expense items are translated at average exchange rates for the year. Non-monetary items are measured using the exchange rate of the date of the initial transaction.

Exchange differences arising are recognized in other comprehensive income and accumulated in equity (foreign currency consolidation reserve).

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies including intragroup balances are recognized in the Consolidated Statement of Comprehensive Income as part of the profit or loss for the year. See note 6 for a more detailed explanation for the treatment of capital provision assets.

Since April 2016, certain intragroup balances have been considered as part of a net investment in a foreign operation. Gains and losses on such balances are recognized in other comprehensive income, with a gain of $1,120,000 recognized in the current year (2019: Gain of $1,125,000, 2018: Loss of $1,880,000).

Bank interest income	Bank interest income Bank interest income is recognized on an accruals basis.
Expenses	Expenses All expenses are accounted for on an accruals basis.
Finance costs

Finance costs

Finance costs represent loan capital interest and issue expenses in line with the effective interest rate method and lease liabilities interest, which are recognized in the consolidated statement of comprehensive income.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are defined as cash in hand, demand deposits, and highly liquid investments readily convertible within three months or less to known amounts of cash and subject to insignificant risk of changes in value. Cash and cash equivalents at the balance sheet date comprised amounts held on current or overnight deposit accounts.

Taxation

Taxation

Current income tax assets and liabilities are measured at the amount expected to be recovered or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted.

To the extent that any foreign withholding taxes or any form of profit taxes become payable these will be accrued on the basis of the event that creates the liability to taxation.

Deferred tax is provided on the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amount for financial reporting purposes at the reporting date. Deferred tax assets and liabilities are measured at the rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Dividends	Dividends Dividends paid during the year are shown in the consolidated statement of changes in equity.
Property, plant and equipment

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation and provision for impairment. Depreciation is provided to write off the cost less estimated residual value in equal instalments over the estimated useful lives of the assets. The expected useful lives are as follows:

Property, plant and equipment	Useful life
Right-of-use assets	Life of lease
Leasehold improvements	Life of lease
Fixtures, fitting and equipment	5 years
Computer hardware and software	3 years

The gain or loss arising on the disposal or retirement of an asset is determined as the difference between the net sales proceeds and the carrying amount of the asset and is recognized in income in the Consolidated statement of comprehensive income.

Prepayments and other payables	Prepayments and other payables Prepayments and other payables are recognized at nominal value and are non-interest-bearing.
Capital and reserves

Capital and reserves

Ordinary shares are classified as equity in share capital. Contingent shares are classified as equity in share capital, where shares will be issued and converted to ordinary shares only after the specified terms have been met. Other capital reserve is the obligation for the long term incentive plan issuance of shares to the Group’s employees. Incremental costs directly attributable to the issue of new shares are deducted from equity in share capital.